Consolidated Schedule of Investments	as of July 31, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

		PAR	VALUE
EVENT LINKED BONDS - 17.9% (a)
Canada - 0.1%
Multiperil - 0.1%
MMIFS Re 2025-1 Class A, 5.20% (CORRA + 2.90%), 01/10/2028 (Acquired 1/8/2025, Cost $654,962) (b)(c)(d)	CAD	942,000	$675,228
MMIFS Re 2026-1 Class A, 8.97% (CORRA + 6.67%), 01/08/2029 (Acquired 1/2/2026, Cost $480,577) (b)(c)(d)		660,000	474,244
			1,149,472
Europe - 0.4%
Earthquake - 0.1%
Azzurro Re II DAC 2024-1 Class A, 8.74% (3 Month EURIBOR + 6.25%), 04/20/2028 (Acquired 3/21/2024, Cost $681,786) (b)(c)(d)	EUR	628,000	730,696
Lion Re DAC 2025-1 Class B, 8.68% (3 Month EURIBOR + 6.20%), 06/15/2029 (Acquired 5/22/2025, Cost $457,909) (b)(c)(d)		406,000	472,860
			1,203,556
Multiperil - 0.1%
Hexagon IV Re 2025-1 Class A, 7.45% (3 Month EURIBOR + 4.96%), 01/22/2030 (Acquired 10/29/2025, Cost $772,523) (b)(c)(d)		666,000	771,377
King Max Re DAC, 8.16% (3 Month EURIBOR + 5.00%), 01/06/2027 (Acquired 12/8/2023, Cost $833,136) (b)(c)(d)		774,000	898,206
Taranis Re DAC 2023-1 Class A, 11.47% (3 Month EURIBOR + 8.99%), 01/21/2028 (Acquired 11/29/2023, Cost $282,018) (b)(c)(d)		257,000	302,968
			1,972,551
Terrorism - 0.0% (e)
Baltic PCC 2026-1 Class A, 9.25% (3 Month U.S. Treasury Bill Rate + 5.50%), 04/06/2029 (Acquired 3/23/2026, Cost $770,998) (b)(c)(d)	GBP	574,000	773,064
Windstorm - 0.2%
Blue Sky Re DAC 2023-1, 8.64% (3 Month EURIBOR + 6.16%), 01/26/2027 (Acquired 12/11/2023, Cost $379,986) (b)(c)(d)	EUR	353,000	413,717
Eiffel Re 2023-1 Class A, 6.07% (3 Month EURIBOR + 3.58%), 01/19/2027 (Acquired 6/22/2023, Cost $1,175,736) (b)(c)(d)		1,073,000	1,244,878
Hexagon IV Re 2023-1 Class A, 11.60% (3 Month EURIBOR + 9.11%), 01/21/2028 (Acquired 11/7/2023, Cost $825,695) (b)(c)(d)		772,000	922,325
			2,580,920
			6,530,091
Global - 1.4%
Cyber - 0.2%
East Lane Re VII 2026-1 Class A, 12.11% (Treasury Money Market Fund + 8.50%), 03/31/2028 (Acquired 12/22/2025, Cost $621,000) (b)(c)(d)		$621,000	621,776
PoleStar Re 2024-3 Class A, 14.20% (Treasury Money Market Fund + 10.59%), 01/07/2028 (Acquired 9/19/2024, Cost $1,682,000) (b)(c)(d)		1,682,000	1,745,580
			2,367,356
Earthquake - 0.1%
3264 Re 2025-1 Class B, 6.58% (Treasury Money Market Fund + 3.00%), 02/07/2028 (Acquired 1/24/2025, Cost $491,000) (b)(c)(d)		491,000	492,866
Ashera Re 2024-1 Class A, 8.82% (Treasury Money Market Fund + 5.24%), 04/07/2027 (Acquired 3/21/2024, Cost $506,000) (b)(c)(d)		506,000	508,176
Matterhorn Re 2026-3 Class C, 7.11% (Treasury Money Market Fund + 3.50%), 07/16/2029 (Acquired 7/6/2026, Cost $683,000) (b)(c)(d)		683,000	682,931
			1,683,973
Multiperil - 1.1%
3264 Re 2025-1 Class A, 24.83% (Treasury Money Market Fund + 21.25%), 02/07/2028 (Acquired 1/24/2025, Cost $491,000) (b)(c)(d)		491,000	496,646
3264 Re 2026-1 Class A, 8.00% (3 Month U.S. Treasury Bill Rate + 4.25%), 07/20/2029 (Acquired 7/10/2026, Cost $1,522,000) (b)(c)(d)		1,522,000	1,521,848
3264 Re 2026-1 Class B, 11.47%, 07/21/2028 (Acquired 7/10/2026, Cost $332,122) (b)(c)(d)(f)(g)		426,000	330,832

1

Consolidated Schedule of Investments	as of July 31, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

		PAR	VALUE
Multiperil - 1.1% (Continued)
Aragonite Re 2024-1 Class A, 9.03% (Treasury Money Market Fund + 5.45%), 04/07/2027 (Acquired 3/25/2024, Cost $627,000) (b)(c)(d)		$627,000	$634,994
Bridge Street Re 2025-2 Class A, 11.36% (Treasury Money Market Fund + 7.75%), 01/08/2029 (Acquired 12/22/2025, Cost $1,510,000) (b)(c)(d)		1,510,000	1,533,707
Herbie Re 2025-1 Class A, 34.61% (Treasury Money Market Fund + 31.00%), 06/07/2027 (Acquired 5/27/2025, Cost $261,000) (b)(c)(d)		261,000	274,089
Hypatia Re 2026-1 Class A, 8.56% (Treasury Money Market Fund + 5.00%), 05/14/2029 (Acquired 4/30/2026, Cost $864,000) (b)(c)(d)		864,000	863,482
Kendall Re 2024-1 Class A, 9.83% (Treasury Money Market Fund + 6.25%), 04/30/2027 (Acquired 4/22/2024, Cost $1,023,000) (b)(c)(d)		1,023,000	1,040,391
Kilimanjaro III Re 2026-1 Class B-1, 15.25% (3 Month U.S. Treasury Bill Rate + 11.50%), 07/09/2029 (Acquired 6/24/2026, Cost $356,000) (b)(c)(d)		356,000	355,733
Kilimanjaro III Re 2026-1 Class C-1, 11.50% (3 Month U.S. Treasury Bill Rate + 7.75%), 07/09/2029 (Acquired 6/24/2026, Cost $311,000) (b)(c)(d)		311,000	310,767
Kilimanjaro III Re 2026-1 Class D-1, 15.50% (3 Month U.S. Treasury Bill Rate + 11.75%), 07/09/2029 (Acquired 6/24/2026, Cost $1,586,000) (b)(c)(d)		1,586,000	1,590,203
Kilimanjaro III Re 2026-2 Class A-2, 10.50% (3 Month U.S. Treasury Bill Rate + 6.75%), 07/08/2030 (Acquired 6/24/2026, Cost $311,000) (b)(c)(d)		311,000	310,798
Kilimanjaro III Re 2026-2 Class B-2, 15.25% (3 Month U.S. Treasury Bill Rate + 11.50%), 07/08/2030 (Acquired 6/24/2026, Cost $400,000) (b)(c)(d)		400,000	399,760
Kilimanjaro III Re 2026-2 Class D-2, 15.50% (3 Month U.S. Treasury Bill Rate + 11.75%), 07/08/2030 (Acquired 6/24/2026, Cost $1,541,000) (b)(c)(d)		1,541,000	1,546,239
Matterhorn Re 2025-1 Class A, 10.61% (Treasury Money Market Fund + 7.00%), 02/04/2028 (Acquired 1/24/2025, Cost $283,000) (b)(c)(d)		283,000	281,500
Matterhorn Re 2025-1 Class B, 16.00% (Treasury Money Market Fund + 12.39%), 02/04/2028 (Acquired 1/24/2025, Cost $432,000) (b)(c)(d)		432,000	433,210
Matterhorn Re 2026-3 Class D, 9.61% (Treasury Money Market Fund + 6.00%), 07/06/2029 (Acquired 7/6/2026, Cost $820,000) (b)(c)(d)		820,000	820,246
Northshore Re II 2025-1 Class A, 8.61% (Treasury Money Market Fund + 5.00%), 04/07/2028 (Acquired 3/14/2025, Cost $897,000) (b)(c)(d)		897,000	904,041
Ocelot Re 2025-1 Class A, 8.11% (Treasury Money Market Fund + 4.50%), 02/26/2029 (Acquired 2/14/2025, Cost $1,407,000) (b)(c)(d)		1,407,000	1,439,220
Ramble Re 2026-1 Class A, 8.61% (Treasury Money Market Fund + 5.00%), 06/29/2029 (Acquired 6/18/2026, Cost $1,036,000) (b)(c)(d)		1,036,000	1,042,786
Turicum Re 2026-1 A, 19.36% (Treasury Money Market Fund + 15.75%), 04/09/2029 (Acquired 4/8/2026, Cost $521,000) (b)(c)(d)		521,000	521,000
Woody Re 2026-1 Class A, 12.00% (3 Month U.S. Treasury Bill Rate + 8.25%), 07/09/2029 (Acquired 6/25/2026, Cost $890,000) (b)(c)(d)		890,000	890,089
Wrigley Re 2023-1 Class A, 9.81% (Treasury Money Market Fund + 6.23%), 08/07/2026 (Acquired 7/14/2023, Cost $507,000) (b)(c)(d)		507,000	507,025
			18,048,606
			22,099,935
Great Britain - 0.2%
Flood - 0.1%
Vision 2039 2025-1 Class A, 10.42% (3 Month U.S. Treasury Bill Rate + 6.67%), 04/06/2028 (Acquired 3/10/2025, Cost $1,282,745) (b)(c)(d)	GBP	996,000	1,344,368
Terrorism - 0.1%
Baltic PCC 2025-1 Class A, 9.65% (3 Month U.S. Treasury Bill Rate + 5.90%), 04/06/2028 (Acquired 3/24/2025 - 2/24/2026, Cost $1,113,300) (b)(c)(d)		847,000	1,141,083
			2,485,451
Israel - 0.0% (e)
Earthquake - 0.0% (e)
Turris Re 2025-1 Class A, 6.01% (Treasury Money Market Fund + 2.40%), 01/08/2029 (Acquired 11/28/2025, Cost $687,000) (b)(c)(d)		$687,000	687,000

(Continued)
2

Consolidated Schedule of Investments	as of July 31, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

		PAR	VALUE
Jamaica - 0.1%
Windstorm - 0.1%
IBRD CAR 137, 8.12% (SOFR + 6.87%), 05/23/2030 (Acquired 5/18/2026, Cost $866,000) (b)(c)(d)		$866,000	$863,705
Japan - 0.2%
Earthquake - 0.1%
Kizuna Re III 2024-1 Class A, 6.50% (3 Month U.S. Treasury Bill Rate + 2.75%), 04/09/2029 (Acquired 3/13/2024, Cost $266,000) (b)(c)(d)		266,000	270,083
Kizuna Re III 2026-1 Class A, 6.25% (3 Month U.S. Treasury Bill Rate + 2.50%), 04/09/2031 (Acquired 3/16/2026, Cost $705,000) (b)(c)(d)		705,000	715,152
Nakama Re 2023-1 Class 2, 7.54% (3 Month Term SOFR + 4.00%), 05/09/2028 (Acquired 4/14/2023, Cost $802,000) (b)(c)(d)		802,000	821,489
Nakama Re 2025-1 Class 1, 5.85% (3 Month U.S. Treasury Bill Rate + 2.10%), 04/23/2030 (Acquired 4/11/2025, Cost $149,000) (b)(c)(d)		149,000	149,454
Nakama Re Pte. 2021-1 Class 1, 5.66% (Treasury Money Market Fund + 2.05%), 10/13/2026 (Acquired 2/8/2024, Cost $306,846) (b)(c)(d)		307,000	306,770
			2,262,948
Multiperil - 0.1%
Tomoni Re Pte 2024-1 Class A, 6.88% (Treasury Money Market Fund + 3.27%), 04/05/2028 (Acquired 3/25/2024, Cost $679,000) (b)(c)(d)		679,000	686,130
Tomoni Re Pte 2024-1 Class B, 7.66% (Treasury Money Market Fund + 4.05%), 04/05/2028 (Acquired 3/25/2024, Cost $853,000) (b)(c)(d)		853,000	866,861
			1,552,991
			3,815,939
Mexico - 0.3%
Earthquake - 0.2%
IBRD CAR 132 Class A, 7.88% (SOFR + 4.22%), 04/24/2028 (Acquired 4/3/2024, Cost $1,865,000) (b)(c)(d)		1,865,000	1,894,933
IBRD CAR 133 Class B, 14.88% (SOFR + 11.22%), 04/24/2028 (Acquired 4/3/2024, Cost $651,000) (b)(c)(d)		651,000	656,436
			2,551,369
Windstorm - 0.1%
IBRD CAR 134 Class C, 17.37% (SOFR + 13.72%), 04/24/2028 (Acquired 4/3/2024, Cost $1,408,000) (b)(c)(d)		1,408,000	1,437,357
IBRD CAR 135 Class D, 15.87% (SOFR + 12.22%), 04/24/2028 (Acquired 5/1/2024, Cost $613,000) (b)(c)(d)		613,000	648,370
			2,085,727
			4,637,096
New Zealand - 0.1%
Multiperil - 0.1%
Totara Re Pte. 2023-1, 13.39%, 06/08/2027 (Acquired 5/24/2023, Cost $1,325,284) (b)(c)(d)	NZD	2,171,000	1,300,439
Tajikistan - 0.0% (e)
Multiperil - 0.0% (e)
Asian Development Bank Tajikistan Disaster Relief Notes, 9.66% (Compounded SOFR + 6.00%), 05/30/2029 (Acquired 4/23/2026, Cost $293,000) (b)(c)(d)		$293,000	292,824
United States - 15.1%
Brushfire - 0.4%
Golden Bear Re 2026-1 Class A, 13.36% (Treasury Money Market Fund + 9.75%), 01/08/2029 (Acquired 12/10/2025, Cost $3,900,000) (b)(c)(d)		3,900,000	4,067,310
Golden Bear Re 2026-2 Class A, 13.25% (3 Month U.S. Treasury Bill Rate + 9.50%), 03/07/2029 (Acquired 2/23/2026, Cost $2,265,000) (b)(c)(d)		2,265,000	2,343,935
			6,411,245

(Continued)
3

Consolidated Schedule of Investments	as of July 31, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	PAR	VALUE
Earthquake - 2.1%
Acorn Re 2023-1 Class A, 7.93% (Treasury Money Market Fund + 4.35%), 11/06/2026 (Acquired 6/22/2023, Cost $1,096,000) (b)(c)(d)	$1,096,000	$1,101,535
Acorn Re 2024-1 Class A, 6.68% (Treasury Money Market Fund + 3.10%), 11/05/2027 (Acquired 10/25/2024, Cost $1,080,000) (b)(c)(d)	1,080,000	1,091,232
Herbie Re 2022-1 Class A, 17.11% (Treasury Money Market Fund + 13.50%), 01/08/2027 (Acquired 11/18/2022, Cost $392,000) (b)(c)(d)	392,000	401,173
Matterhorn Re 2026-3 Class A, 6.11% (Treasury Money Market Fund + 2.50%), 07/19/2030 (Acquired 7/6/2026, Cost $562,000) (b)(c)(d)	562,000	562,000
Matterhorn Re 2026-3 Class B, 7.11% (Treasury Money Market Fund + 3.50%), 07/16/2029 (Acquired 7/6/2026, Cost $653,000) (b)(c)(d)	653,000	652,935
Sutter Re 2026-1 Class C, 7.25% (3 Month U.S. Treasury Bill Rate + 3.50%), 06/07/2030 (Acquired 6/2/2026, Cost $1,662,000) (b)(c)(d)	1,662,000	1,660,670
Sutter Re 2026-1 Class F, 9.25% (3 Month U.S. Treasury Bill Rate + 5.50%), 06/07/2030 (Acquired 6/2/2026, Cost $267,000) (b)(c)(d)	267,000	266,866
Torrey Pines Re 2024-1 Class A, 9.65% (Treasury Money Market Fund + 6.04%), 06/07/2027 (Acquired 5/17/2024, Cost $1,862,000) (b)(c)(d)	1,862,000	1,914,508
Torrey Pines Re 2024-1 Class B, 10.72% (Treasury Money Market Fund + 7.11%), 06/07/2027 (Acquired 5/17/2024, Cost $1,263,000) (b)(c)(d)	1,263,000	1,294,196
Torrey Pines Re 2025-1 Class A, 7.63% (Treasury Money Market Fund + 4.02%), 06/07/2028 (Acquired 4/25/2025, Cost $913,000) (b)(c)(d)	913,000	932,219
Torrey Pines Re 2025-1 Class B, 8.43% (Treasury Money Market Fund + 4.82%), 06/07/2028 (Acquired 4/25/2025, Cost $1,016,000) (b)(c)(d)	1,016,000	1,034,999
Torrey Pines Re 2025-1 Class C, 10.04% (Treasury Money Market Fund + 6.43%), 06/07/2028 (Acquired 4/25/2025, Cost $913,000) (b)(c)(d)	913,000	937,423
Torrey Pines Re 2026-1 Class A, 6.75% (3 Month U.S. Treasury Bill Rate + 3.00%), 06/07/2029 (Acquired 4/30/2026, Cost $987,000) (b)(c)(d)	987,000	989,517
Torrey Pines Re 2026-1 Class B, 7.50% (3 Month U.S. Treasury Bill Rate + 3.75%), 06/07/2029 (Acquired 4/30/2026, Cost $617,000) (b)(c)(d)	617,000	618,018
Torrey Pines Re 2026-1 Class C, 9.75% (3 Month U.S. Treasury Bill Rate + 6.00%), 06/07/2029 (Acquired 4/30/2026, Cost $493,000) (b)(c)(d)	493,000	498,472
Ursa Re 2023-2 Class E, 12.86% (Treasury Money Market Fund + 9.25%), 12/07/2026 (Acquired 10/10/2023, Cost $2,489,000) (b)(c)(d)	2,489,000	2,521,606
Ursa Re 2023-3 Class AA, 9.06% (Treasury Money Market Fund + 5.50%), 12/07/2026 (Acquired 12/1/2023, Cost $2,194,000) (b)(c)(d)	2,194,000	2,210,236
Ursa Re 2023-3 Class D, 12.31% (Treasury Money Market Fund + 8.75%), 12/07/2026 (Acquired 12/1/2023 - 3/5/2026, Cost $3,130,893) (b)(c)(d)	3,123,000	3,172,968
Ursa Re 2025-1 Class F, 11.08% (Treasury Money Market Fund + 7.50%), 02/22/2028 (Acquired 2/10/2025, Cost $2,333,000) (b)(c)(d)	2,333,000	2,375,927
Ursa Re II 2025-1 Class G, 13.47% (Treasury Money Market Fund + 9.86%), 06/07/2028 (Acquired 6/6/2025, Cost $3,086,000) (b)(c)(d)	3,086,000	3,202,959
Veraison Re 2024-1 Class A, 8.32% (Treasury Money Market Fund + 4.74%), 03/08/2027 (Acquired 1/30/2024 - 2/3/2025, Cost $1,098,620) (b)(c)(d)	1,096,000	1,108,111
Veraison Re 2025-1 Class A, 7.08% (Treasury Money Market Fund + 3.50%), 03/08/2028 (Acquired 1/30/2025, Cost $1,795,000) (b)(c)(d)	1,795,000	1,805,501
Veraison Re 2025-1 Class B, 8.58% (Treasury Money Market Fund + 5.00%), 03/08/2028 (Acquired 1/30/2025, Cost $852,000) (b)(c)(d)	852,000	860,605
Veraison Re 2026-1 Class B, 7.73% (Treasury Money Market Fund + 4.15%), 03/08/2029 (Acquired 1/30/2026, Cost $625,000) (b)(c)(d)	625,000	624,719
Wrigley Re 2023-1 Class B, 10.28% (Treasury Money Market Fund + 6.70%), 08/07/2026 (Acquired 7/14/2023, Cost $1,166,000) (b)(c)(d)	1,166,000	1,166,117
		33,004,512
Fire - 0.0% (e)
Greengrove Re 2025-1 Class A, 11.61% (Treasury Money Market Fund + 8.05%), 04/07/2028 (Acquired 3/19/2025, Cost $422,000) (b)(c)(d)	422,000	430,989

(Continued)
4

Consolidated Schedule of Investments	as of July 31, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	PAR	VALUE
Flood - 0.3%
FloodSmart Re 2022-1 Class B, 4.08% (Treasury Money Market Fund + 0.50%), 02/26/2029 (Acquired 10/24/2023, Cost $52,645) (b)(c)(d)(h)	$52,645	$37,641
FloodSmart Re 2024-1 Class A, 17.94% (Treasury Money Market Fund + 14.36%), 03/12/2027 (Acquired 2/29/2024, Cost $4,099,000) (b)(c)(d)	4,099,000	4,211,313
FloodSmart Re 2024-1 Class B, 21.21% (Treasury Money Market Fund + 17.63%), 03/12/2027 (Acquired 2/29/2024, Cost $967,000) (b)(c)(d)	967,000	952,253
		5,201,207
Mortality/Longevity/Disease - 0.2%
Vitality Re XIV 2023 Class A, 7.08% (Treasury Money Market Fund + 3.50%), 01/05/2027 (Acquired 3/7/2024 - 3/14/2024, Cost $630,856) (b)(c)(d)	629,000	632,900
Vitality Re XIV 2023 Class B, 8.08% (Treasury Money Market Fund + 4.50%), 01/05/2027 (Acquired 1/25/2023, Cost $334,000) (b)(c)(d)	334,000	335,553
Vitality Re XV 2024 Class A, 6.08% (Treasury Money Market Fund + 2.50%), 01/07/2028 (Acquired 1/22/2024, Cost $372,000) (b)(c)(d)	372,000	374,511
Vitality Re XV 2024 Class B, 7.08% (Treasury Money Market Fund + 3.50%), 01/07/2028 (Acquired 1/22/2024 - 2/19/2026, Cost $588,771) (b)(c)(d)	588,000	592,498
Vitality Re XVI 2025 Class A, 5.32% (Treasury Money Market Fund + 1.75%), 01/08/2029 (Acquired 1/23/2025, Cost $359,000) (b)(c)(d)	359,000	357,313
Vitality Re XVII 2026 Class B, 5.98% (Treasury Money Market Fund + 2.40%), 01/08/2030 (Acquired 1/22/2026, Cost $257,000) (b)(c)(d)	257,000	255,831
		2,548,606
Multiperil - 6.2%
Aquila Re I 2024-1 Class A-1, 9.00% (Treasury Money Market Fund + 5.39%), 06/07/2027 (Acquired 4/26/2024, Cost $492,000) (b)(c)(d)	492,000	502,086
Aquila Re I 2024-1 Class B-1, 11.96% (Treasury Money Market Fund + 8.35%), 06/07/2027 (Acquired 4/26/2024, Cost $299,000) (b)(c)(d)	299,000	305,832
Aquila Re I 2026-1 Class A-1, 7.25% (3 Month U.S. Treasury Bill Rate + 3.50%), 06/10/2030 (Acquired 5/15/2026, Cost $913,000) (b)(c)(d)	913,000	911,631
Aquila Re I 2026-1 Class B-1, 8.00% (3 Month U.S. Treasury Bill Rate + 4.25%), 06/10/2030 (Acquired 5/15/2026, Cost $789,000) (b)(c)(d)	789,000	787,935
Armor Re II 2026-1 Class A, 8.75% (3 Month U.S. Treasury Bill Rate + 5.00%), 06/07/2029 (Acquired 4/22/2026, Cost $493,000) (b)(c)(d)	493,000	493,616
Armor Re II 2026-1 Class B, 18.50% (3 Month U.S. Treasury Bill Rate + 14.75%), 06/07/2029 (Acquired 4/22/2026, Cost $539,000) (b)(c)(d)	539,000	533,556
Baldwin Re 2023-1 Class A, 8.54% (Treasury Money Market Fund + 5.05%), 07/07/2027 (Acquired 6/21/2023, Cost $423,000) (b)(c)(d)	423,000	428,710
Baldwin Re 2025-1 Class A, 7.36% (Treasury Money Market Fund + 3.75%), 07/09/2029 (Acquired 6/16/2025, Cost $1,024,000) (b)(c)(d)	1,024,000	1,034,547
Bluebonnet Re 2025-2 Class A, 15.61% (Treasury Money Market Fund + 12.00%), 06/07/2027 (Acquired 5/8/2025, Cost $1,145,000) (b)(c)(d)	1,145,000	1,186,792
Bonanza Re 2024-1 Class C, 8.66% (Treasury Money Market Fund + 5.50%), 12/19/2027 (Acquired 12/16/2024, Cost $802,000) (b)(c)(d)	802,000	809,298
Bridge Street Re 2025-1 Class A, 7.61% (Treasury Money Market Fund + 4.00%), 01/07/2028 (Acquired 12/24/2024, Cost $1,018,000) (b)(c)(d)	1,018,000	1,020,596
Commonwealth Re 2025-1 Class A, 7.36% (Treasury Money Market Fund + 3.75%), 07/10/2028 (Acquired 5/30/2025, Cost $912,000) (b)(c)(d)	912,000	923,582
Commonwealth Re 2026-1 Class A, 6.61% (Treasury Money Market Fund + 3.00%), 07/09/2029 (Acquired 6/2/2026, Cost $549,000) (b)(c)(d)	549,000	548,753
Foundation Re 2023-1 Class A, 9.86% (Treasury Money Market Fund + 6.25%), 01/08/2027 (Acquired 12/19/2023, Cost $968,000) (b)(c)(d)	968,000	971,001
Four Lakes Re 2023-1 Class A, 9.13% (Treasury Money Market Fund + 5.52%), 01/07/2027 (Acquired 12/8/2023, Cost $314,000) (b)(c)(d)	314,000	317,941
Four Lakes Re 2024-1 Class A, 8.66% (Treasury Money Market Fund + 5.05%), 01/07/2028 (Acquired 12/11/2024, Cost $859,000) (b)(c)(d)	859,000	867,719
Four Lakes Re 2024-1 Class B, 12.84% (Treasury Money Market Fund + 9.23%), 01/07/2028 (Acquired 12/11/2024, Cost $341,000) (b)(c)(d)	341,000	342,091

(Continued)
5

Consolidated Schedule of Investments	as of July 31, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	PAR	VALUE
Multiperil - 6.2% (Continued)
Fuchsia 2 2024-1 Class A, 8.75% (Treasury Money Market Fund + 5.14%), 04/06/2028 (Acquired 12/18/2024, Cost $1,324,000) (b)(c)(d)	$1,324,000	$1,340,947
Fuchsia 2023-1 Class A, 13.90% (Treasury Money Market Fund + 10.29%), 04/06/2027 (Acquired 12/14/2023, Cost $815,000) (b)(c)(d)	815,000	832,115
Galileo Re 2023-1 Class A, 10.58% (Treasury Money Market Fund + 7.00%), 01/07/2028 (Acquired 12/4/2023, Cost $1,313,000) (b)(c)(d)	1,313,000	1,348,057
Gateway Re 2026-1 Class A, 13.61% (Treasury Money Market Fund + 10.00%), 07/06/2029 (Acquired 2/3/2026, Cost $1,784,000) (b)(c)(d)	1,784,000	1,766,338
Gateway Re 2026-1 Class AA, 10.11% (Treasury Money Market Fund + 6.50%), 07/06/2029 (Acquired 2/3/2026, Cost $351,000) (b)(c)(d)	351,000	350,561
Gateway Re 2026-1 Class AAA-2, 9.86% (Treasury Money Market Fund + 6.25%), 07/06/2029 (Acquired 2/3/2026, Cost $595,000) (b)(c)(d)	595,000	594,673
Gateway Re 2026-2 Class B, 15.61% (Treasury Money Market Fund + 12.00%), 07/06/2029 (Acquired 2/23/2026, Cost $980,000) (b)(c)(d)	980,000	970,641
Harbor Crest Re 2026-1 Class A-1, 8.25% (3 Month U.S. Treasury Bill Rate + 4.50%), 07/22/2030 (Acquired 7/9/2026, Cost $441,000) (b)(c)(d)	441,000	441,022
Herbie Re 2024-2 Class A, 11.76% (Treasury Money Market Fund + 8.15%), 01/08/2029 (Acquired 12/17/2024, Cost $462,000) (b)(c)(d)	462,000	460,753
Herbie Re 2024-2 Class B, 15.26% (Treasury Money Market Fund + 11.65%), 01/08/2029 (Acquired 12/17/2024, Cost $462,000) (b)(c)(d)	462,000	466,504
Herbie Re 2024-2 Class C, 26.61% (Treasury Money Market Fund + 23.00%), 01/08/2027 (Acquired 12/17/2024, Cost $402,000) (b)(c)(d)	402,000	384,151
High Point Re 2023-1 Class A, 9.25% (Treasury Money Market Fund + 5.64%), 01/06/2027 (Acquired 12/1/2023, Cost $2,582,000) (b)(c)(d)(i)	2,582,000	2,582,775
Locke Tavern Re 2026-1 Class A, 6.86% (Treasury Money Market Fund + 3.25%), 04/09/2029 (Acquired 3/5/2026, Cost $360,000) (b)(c)(d)	360,000	357,768
Locke Tavern Re 2026-1 Class B, 7.86% (Treasury Money Market Fund + 4.25%), 04/09/2029 (Acquired 3/5/2026, Cost $509,000) (b)(c)(d)	509,000	507,269
Long Point Re IV 2026-1 Class A, 7.25% (3 Month U.S. Treasury Bill Rate + 3.50%), 06/03/2030 (Acquired 5/19/2026, Cost $4,075,000) (b)(c)(d)	4,075,000	4,071,129
Merna Re II 2024-1 Class A, 11.05% (Treasury Money Market Fund + 7.47%), 07/07/2027 (Acquired 5/8/2024 - 2/10/2026, Cost $1,997,486) (b)(c)(d)	1,980,000	2,036,826
Merna Re II 2024-2 Class A, 12.33% (Treasury Money Market Fund + 8.75%), 07/07/2027 (Acquired 5/8/2024, Cost $1,758,000) (b)(c)(d)	1,758,000	1,794,391
Merna Re II 2024-3 Class A, 12.07% (Treasury Money Market Fund + 8.49%), 07/07/2027 (Acquired 5/8/2024, Cost $2,931,000) (b)(c)(d)	2,931,000	3,048,240
Merna Re II 2025-3 Class A, 10.61% (Treasury Money Market Fund + 7.00%), 07/07/2028 (Acquired 5/14/2025, Cost $1,945,000) (b)(c)(d)	1,945,000	1,996,251
Merna Re II 2025-4 Class A, 11.36% (Treasury Money Market Fund + 7.75%), 07/07/2028 (Acquired 5/14/2025, Cost $2,004,000) (b)(c)(d)	2,004,000	2,082,557
Merna Re II 2026-1 Class A, 10.00% (3 Month U.S. Treasury Bill Rate + 6.25%), 07/09/2029 (Acquired 5/13/2026, Cost $3,462,000) (b)(c)(d)	3,462,000	3,594,421
Merna Re II 2026-1 Class C, 13.00% (3 Month U.S. Treasury Bill Rate + 9.25%), 07/09/2029 (Acquired 5/13/2026, Cost $3,926,000) (b)(c)(d)	3,926,000	4,051,436
Mona Lisa Re 2024-1 Class A, 13.36% (Treasury Money Market Fund + 9.75%), 06/25/2027 (Acquired 1/23/2025, Cost $311,175) (b)(c)(d)	299,000	308,643
Mona Lisa Re 2025-1 Class A, 11.50% (Treasury Money Market Fund + 7.89%), 01/08/2029 (Acquired 12/3/2024, Cost $648,000) (b)(c)(d)	648,000	650,106
Mona Lisa Re 2025-1 Class B, 14.20% (Treasury Money Market Fund + 10.59%), 01/07/2028 (Acquired 12/3/2024, Cost $678,000) (b)(c)(d)	678,000	673,254
Montoya Re 2025-2 Class A, 8.86% (Treasury Money Market Fund + 5.25%), 04/09/2030 (Acquired 12/12/2025, Cost $446,000) (b)(c)(d)	446,000	450,059
Mystic Re IV 2025-1 Class A, 8.48% (Treasury Money Market Fund + 4.90%), 01/10/2028 (Acquired 12/17/2024, Cost $446,000) (b)(c)(d)	446,000	444,907
Mystic Re IV 2025-1 Class B, 13.24% (Treasury Money Market Fund + 9.66%), 01/10/2028 (Acquired 12/17/2024, Cost $282,000) (b)(c)(d)	282,000	280,646

(Continued)
6

Consolidated Schedule of Investments	as of July 31, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	PAR	VALUE
Multiperil - 6.2% (Continued)
Mystic Re IV 2025-1 Class C, 17.71% (Treasury Money Market Fund + 14.13%), 01/10/2028 (Acquired 12/17/2024, Cost $714,000) (b)(c)(d)	$714,000	$681,370
Mystic Re IV 2026-1 Class A, 6.83% (Treasury Money Market Fund + 3.25%), 01/08/2029 (Acquired 12/11/2025, Cost $287,000) (b)(c)(d)	287,000	284,360
Mystic Re IV 2026-1 Class B, 10.48% (Treasury Money Market Fund + 6.90%), 01/08/2029 (Acquired 12/11/2025, Cost $488,000) (b)(c)(d)	488,000	482,461
One Shield Re 2026-1 Class A, 11.61% (Treasury Money Market Fund + 8.00%), 04/27/2029 (Acquired 4/10/2026, Cost $1,105,000) (b)(c)(d)	1,105,000	1,097,983
Residential Re 2021-I Class 12, 9.09% (Treasury Money Market Fund + 5.51%), 06/06/2028 (Acquired 7/12/2023, Cost $301,000) (b)(c)(d)	301,000	199,413
Residential Re 2023-I Class 13, 14.09% (Treasury Money Market Fund + 10.53%), 06/06/2027 (Acquired 4/28/2023, Cost $1,887,000) (b)(c)(d)	1,887,000	1,250,138
Residential Re 2023-I Class 14, 10.17% (Treasury Money Market Fund + 6.59%), 06/06/2027 (Acquired 4/28/2023 - 9/22/2023, Cost $3,066,372) (b)(c)(d)	3,072,000	3,089,203
Residential Re 2023-II Class 3, 12.52% (Treasury Money Market Fund + 8.91%), 12/06/2027 (Acquired 11/7/2023, Cost $817,000) (b)(c)(d)	817,000	832,850
Residential Re 2023-II Class 5, 9.61% (Treasury Money Market Fund + 6.00%), 12/06/2027 (Acquired 11/7/2023, Cost $1,906,000) (b)(c)(d)	1,906,000	1,975,855
Residential Re 2024-I Class 14, 9.42% (Treasury Money Market Fund + 5.81%), 06/06/2028 (Acquired 4/25/2024, Cost $439,000) (b)(c)(d)	439,000	436,476
Residential Re 2024-II Class 2, 16.33% (Treasury Money Market Fund + 12.75%), 12/06/2028 (Acquired 11/4/2024, Cost $418,000) (b)(c)(d)	418,000	434,804
Residential Re 2024-II Class 3, 10.74% (Treasury Money Market Fund + 7.13%), 12/06/2028 (Acquired 11/4/2024, Cost $1,096,000) (b)(c)(d)	1,096,000	1,109,316
Residential Re 2024-II Class 4, 8.90% (Treasury Money Market Fund + 5.29%), 12/06/2028 (Acquired 11/4/2024, Cost $888,000) (b)(c)(d)	888,000	903,096
Residential Re 2025-I Class 13, 16.49% (Treasury Money Market Fund + 12.88%), 06/06/2029 (Acquired 5/2/2025, Cost $266,000) (b)(c)(d)	266,000	266,851
Residential Re 2025-I Class 14, 11.62% (Treasury Money Market Fund + 8.01%), 06/06/2029 (Acquired 5/2/2025, Cost $725,000) (b)(c)(d)	725,000	748,091
Residential Re 2025-I Class 15, 9.33% (Treasury Money Market Fund + 5.75%), 06/06/2029 (Acquired 5/2/2025, Cost $1,006,000) (b)(c)(d)	1,006,000	1,047,497
Residential Re 2025-II Class 2, 13.83% (Treasury Money Market Fund + 10.25%), 12/06/2029 (Acquired 10/17/2025, Cost $420,000) (b)(c)(d)	420,000	412,125
Residential Re 2025-II Class 5, 6.86% (Treasury Money Market Fund + 3.25%), 12/06/2029 (Acquired 10/17/2025, Cost $420,000) (b)(c)(d)	420,000	418,488
Residential Re 2026-I Class 14, 10.11% (Treasury Money Market Fund + 6.50%), 06/06/2030 (Acquired 5/1/2026, Cost $1,648,000) (b)(c)(d)	1,648,000	1,668,023
Residential Re 2026-I Class 15, 8.11% (Treasury Money Market Fund + 4.50%), 06/06/2030 (Acquired 5/1/2026, Cost $1,078,000) (b)(c)(d)	1,078,000	1,083,390
Residential Re 2026-I Class A, 9.36% (Treasury Money Market Fund + 5.75%), 06/06/2030 (Acquired 5/1/2026, Cost $2,465,000) (b)(c)(d)	2,465,000	2,459,824
Riverfront Re 2025 Class A, 9.08% (Treasury Money Market Fund + 5.50%), 01/08/2029 (Acquired 4/21/2025, Cost $677,000) (b)(c)(d)	677,000	700,018
Sanders Re II 2024-3 Class A, 7.60% (Treasury Money Market Fund + 3.99%), 04/07/2029 (Acquired 12/10/2024, Cost $1,446,000) (b)(c)(d)(i)	1,446,000	1,454,170
Sanders Re II 2024-3 Class B, 8.97% (Treasury Money Market Fund + 5.36%), 04/07/2029 (Acquired 12/10/2024, Cost $1,475,000) (b)(c)(d)(i)	1,475,000	1,492,257
Sanders Re II 2025-1 Class A, 7.58% (Treasury Money Market Fund + 4.00%), 04/07/2028 (Acquired 3/13/2025, Cost $1,074,000) (b)(c)(d)	1,074,000	1,086,405
Sanders Re II 2025-1 Class A-2, 7.83% (Treasury Money Market Fund + 4.25%), 04/08/2030 (Acquired 3/13/2025, Cost $942,000) (b)(c)(d)	942,000	981,847
Sanders Re II 2025-1 Class B-1, 8.08% (Treasury Money Market Fund + 4.50%), 04/07/2028 (Acquired 3/13/2025, Cost $618,000) (b)(c)(d)	618,000	627,054
Sanders Re II 2025-1 Class B-2, 8.33% (Treasury Money Market Fund + 4.75%), 04/08/2030 (Acquired 3/13/2025, Cost $1,854,000) (b)(c)(d)	1,854,000	1,939,191

(Continued)
7

Consolidated Schedule of Investments	as of July 31, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	PAR	VALUE
Multiperil - 6.2% (Continued)
Sanders Re II 2025-2 Class A-1, 10.61% (Treasury Money Market Fund + 7.00%), 06/07/2028 (Acquired 5/22/2025, Cost $304,000) (b)(c)(d)	$304,000	$310,354
Sanders Re III 2022-3 Class A, 9.60% (Treasury Money Market Fund + 5.99%), 04/07/2027 (Acquired 12/1/2022, Cost $789,000) (b)(c)(d)	789,000	800,125
Sanders Re III 2023-1 Class A, 9.08% (Treasury Money Market Fund + 5.47%), 04/07/2027 (Acquired 3/24/2023, Cost $423,000) (b)(c)(d)	423,000	426,807
Sanders Re III 2023-1 Class B, 19.45% (Treasury Money Market Fund + 15.84%), 04/07/2027 (Acquired 3/24/2023, Cost $528,000) (b)(c)(d)	528,000	537,557
Sanders Re III 2024-1 Class A, 9.17% (Treasury Money Market Fund + 5.56%), 04/07/2028 (Acquired 1/16/2024, Cost $1,627,000) (b)(c)(d)	1,627,000	1,682,399
Sanders Re III 2026-1B Class B-1, 8.75% (3 Month U.S. Treasury Bill Rate + 5.00%), 04/08/2030 (Acquired 2/24/2026, Cost $2,861,000) (b)(c)(d)	2,861,000	2,861,286
Sanders Re III 2026-1B Class B-2, 8.75% (3 Month U.S. Treasury Bill Rate + 5.00%), 04/07/2031 (Acquired 2/24/2026, Cost $2,936,000) (b)(c)(d)	2,936,000	2,944,221
Sanders Re III 2026-2 Class A-2, 7.75% (3 Month U.S. Treasury Bill Rate + 4.00%), 06/07/2030 (Acquired 5/21/2026, Cost $788,000) (b)(c)(d)	788,000	786,660
Sanders Re III 2026-3 Class A, 37.23%, 06/07/2027 (Acquired 5/21/2026, Cost $309,619) (b)(c)(d)(f)(g)	438,000	297,139
Sanders Re IV 2026-1A Class A-1, 7.16% (Treasury Money Market Fund + 3.50%), 04/08/2030 (Acquired 2/24/2026, Cost $2,228,000) (b)(c)(d)	2,228,000	2,221,762
Sanders Re IV 2026-1A Class A-2, 7.16% (Treasury Money Market Fund + 3.50%), 04/07/2031 (Acquired 2/24/2026, Cost $2,273,000) (b)(c)(d)	2,273,000	2,269,136
Skyline Re II 2025-1 Class A, 7.25% (3 Month U.S. Treasury Bill Rate + 3.50%), 01/07/2030 (Acquired 12/23/2025, Cost $403,000) (b)(c)(d)	403,000	407,715
Titania Re 2024-1 Class A, 10.59% (Treasury Money Market Fund + 7.01%), 11/26/2027 (Acquired 11/14/2024, Cost $566,000) (b)(c)(d)	566,000	568,943
Titania Re 2024-1 Class B, 13.89% (Treasury Money Market Fund + 10.31%), 11/26/2027 (Acquired 11/14/2024, Cost $535,000) (b)(c)(d)	535,000	527,697
Titania Re 2026-1 Class A, 11.25% (3 Month U.S. Treasury Bill Rate + 7.50%), 04/30/2029 (Acquired 4/15/2026, Cost $617,000) (b)(c)(d)	617,000	616,938
Titania Re 2026-1 Class B, 18.75% (3 Month U.S. Treasury Bill Rate + 15.00%), 04/30/2029 (Acquired 4/15/2026, Cost $555,000) (b)(c)(d)	555,000	548,562
Tranquil Re 2026-1 Class A, 15.75% (Treasury Money Market Fund + 12.00%), 07/07/2028 (Acquired 6/30/2026, Cost $905,000) (b)(c)(d)	905,000	915,408
Yosemite Re 2025-1 Class A, 10.83% (Treasury Money Market Fund + 7.25%), 06/07/2028 (Acquired 3/18/2025, Cost $497,000) (b)(c)(d)	497,000	516,930
		98,274,321
Windstorm - 5.9%
1886 Re 2025-1 Class A, 8.11% (Treasury Money Market Fund + 4.50%), 07/09/2029 (Acquired 5/15/2025, Cost $427,000) (b)(c)(d)	427,000	439,063
Alamo Re 2026-1 Class A, 9.00% (3 Month U.S. Treasury Bill Rate + 5.25%), 06/07/2029 (Acquired 5/15/2026, Cost $2,661,000) (b)(c)(d)	2,661,000	2,667,386
Alamo Re 2026-1 Class B, 11.00% (3 Month U.S. Treasury Bill Rate + 7.25%), 06/07/2028 (Acquired 5/15/2026, Cost $3,079,000) (b)(c)(d)	3,079,000	3,098,244
Alamo Re 2026-1 Class C, 14.25% (3 Month U.S. Treasury Bill Rate + 10.50%), 06/07/2028 (Acquired 5/15/2026, Cost $1,300,000) (b)(c)(d)	1,300,000	1,294,345
Armor Re II 2024-1 Class A, 13.81% (Treasury Money Market Fund + 10.20%), 05/07/2027 (Acquired 4/11/2024, Cost $1,321,000) (b)(c)(d)	1,321,000	1,366,442
Armor Re II 2024-2 Class A, 12.11% (Treasury Money Market Fund + 8.50%), 01/07/2028 (Acquired 12/11/2024 - 3/27/2026, Cost $1,036,519) (b)(c)(d)	1,016,000	1,063,803
Bayou Re 2024-1 Class A, 11.89% (Treasury Money Market Fund + 8.33%), 04/30/2027 (Acquired 4/18/2024, Cost $1,257,000) (b)(c)(d)	1,257,000	1,291,756
Bayou Re 2024-1 Class B, 22.06% (Treasury Money Market Fund + 18.50%), 04/30/2027 (Acquired 4/18/2024, Cost $419,000) (b)(c)(d)	419,000	446,528
Bayou Re 2025-1 Class A, 10.33% (Treasury Money Market Fund + 6.77%), 05/08/2028 (Acquired 4/21/2025, Cost $992,000) (b)(c)(d)	992,000	1,003,854

(Continued)
8

Consolidated Schedule of Investments	as of July 31, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	PAR	VALUE
Windstorm - 5.9% (Continued)
Bayou Re 2026-1 Class A, 10.06% (Treasury Money Market Fund + 6.50%), 05/08/2029 (Acquired 4/28/2026, Cost $648,000) (b)(c)(d)	$648,000	$644,760
Blue Ridge Re 2023-1 Class A, 8.83% (Treasury Money Market Fund + 5.25%), 01/08/2027 (Acquired 11/14/2023, Cost $2,068,000) (b)(c)(d)	2,068,000	2,072,756
Blue Ridge Re 2023-1 Class B, 11.57% (Treasury Money Market Fund + 7.99%), 01/08/2027 (Acquired 11/14/2023, Cost $2,518,000) (b)(c)(d)(i)	2,518,000	2,545,069
Blue Ridge Re 2025-1 Class A, 7.08% (Treasury Money Market Fund + 3.50%), 01/08/2029 (Acquired 11/26/2025, Cost $587,000) (b)(c)(d)	587,000	586,325
Blue Ridge Re 2025-1 Class B, 9.58% (Treasury Money Market Fund + 6.00%), 01/08/2029 (Acquired 11/26/2025, Cost $587,000) (b)(c)(d)	587,000	587,205
Blue Ridge Re 2025-1 Class C, 11.58% (Treasury Money Market Fund + 8.00%), 01/08/2029 (Acquired 11/26/2025, Cost $301,000) (b)(c)(d)	301,000	296,440
Blue Ridge Re 2025-1 Class D, 14.58% (Treasury Money Market Fund + 11.00%), 01/08/2029 (Acquired 11/26/2025, Cost $687,000) (b)(c)(d)	687,000	683,599
Bluebonnet Re 2025-1 Class B, 12.80% (Treasury Money Market Fund + 8.50%), 06/07/2028 (Acquired 5/8/2025, Cost $690,000) (b)(c)(d)	690,000	705,387
Bluebonnet Re 2025-1 Class C, 16.01% (Treasury Money Market Fund + 11.75%), 06/07/2028 (Acquired 5/8/2025, Cost $558,000) (b)(c)(d)	558,000	574,852
Buttonwood Re 2026-1 Class C, 11.61% (Treasury Money Market Fund + 8.00%), 05/27/2029 (Acquired 5/20/2026, Cost $263,000) (b)(c)(d)	263,000	263,000
Cape Lookout Re 2024-1 Class A, 12.28% (Treasury Money Market Fund + 8.70%), 04/05/2027 (Acquired 3/12/2024 - 9/13/2024, Cost $4,182,899) (b)(c)(d)	4,180,000	4,165,579
Cape Lookout Re 2025-1 Class A, 10.48% (Treasury Money Market Fund + 6.90%), 03/13/2028 (Acquired 2/27/2025 - 12/3/2025, Cost $4,152,370) (b)(c)(d)	4,143,000	4,312,656
Cape Lookout Re 2026-1 Class A, 8.83% (Treasury Money Market Fund + 5.25%), 03/21/2029 (Acquired 3/6/2026, Cost $1,722,000) (b)(c)(d)	1,722,000	1,702,283
Cape Lookout Re 2026-1 Class B, 9.58% (Treasury Money Market Fund + 6.00%), 03/21/2029 (Acquired 3/6/2026, Cost $2,276,000) (b)(c)(d)	2,276,000	2,269,741
Charles River Re 2024-1 Class A, 10.98% (Treasury Money Market Fund + 7.63%), 05/10/2027 (Acquired 4/5/2024, Cost $885,000) (b)(c)(d)	885,000	891,992
Chartwell Re 2025-1 Class A, 9.97% (Treasury Money Market Fund + 6.36%), 06/07/2028 (Acquired 5/2/2025, Cost $710,000) (b)(c)(d)	710,000	735,063
Chartwell Re 2026-1 Class E, 16.00% (3 Month U.S. Treasury Bill Rate + 12.25%), 06/07/2029 (Acquired 5/22/2026, Cost $365,000) (b)(c)(d)	365,000	364,088
Citrus Re 2024-1 Class B, 14.05% (Treasury Money Market Fund + 10.44%), 06/07/2027 (Acquired 3/19/2024, Cost $508,000) (b)(c)(d)	508,000	518,363
Citrus Re 2025-1 Class A, 11.90% (Treasury Money Market Fund + 8.29%), 06/07/2028 (Acquired 3/5/2025, Cost $483,000) (b)(c)(d)	483,000	491,936
Citrus Re 2025-1 Class B, 8.43% (Treasury Money Market Fund + 4.82%), 06/07/2028 (Acquired 3/5/2025, Cost $410,000) (b)(c)(d)	410,000	420,680
Citrus Re 2026-1 Class A, 9.00% (3 Month U.S. Treasury Bill Rate + 5.25%), 06/07/2029 (Acquired 3/13/2026, Cost $480,000) (b)(c)(d)	480,000	482,592
Citrus Re 2026-1 Class B, 10.00% (3 Month U.S. Treasury Bill Rate + 6.25%), 06/07/2029 (Acquired 3/13/2026, Cost $540,000) (b)(c)(d)	540,000	543,159
Everglades Re II 2025-1 Class A, 12.12% (Treasury Money Market Fund + 8.54%), 05/19/2028 (Acquired 5/5/2025, Cost $2,126,000) (b)(c)(d)	2,126,000	2,203,705
Everglades Re II 2025-1 Class B, 13.17% (Treasury Money Market Fund + 9.59%), 05/19/2028 (Acquired 5/5/2025, Cost $1,949,000) (b)(c)(d)	1,949,000	2,019,067
Everglades Re II 2025-1 Class C, 14.99% (Treasury Money Market Fund + 11.41%), 05/19/2028 (Acquired 5/5/2025, Cost $2,362,000) (b)(c)(d)	2,362,000	2,458,252
Everglades Re II 2025-1 Class D, 17.04% (Treasury Money Market Fund + 13.46%), 05/19/2028 (Acquired 5/5/2025, Cost $1,418,000) (b)(c)(d)	1,418,000	1,457,491
Everglades Re II 2026-1 Class A, 9.25% (3 Month U.S. Treasury Bill Rate + 5.50%), 05/22/2029 (Acquired 5/12/2026, Cost $1,036,000) (b)(c)(d)	1,036,000	1,060,346
Everglades Re II 2026-1 Class B, 10.25% (3 Month U.S. Treasury Bill Rate + 6.50%), 05/22/2029 (Acquired 5/12/2026, Cost $1,206,000) (b)(c)(d)	1,206,000	1,241,698

(Continued)
9

Consolidated Schedule of Investments	as of July 31, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	PAR	VALUE
Windstorm - 5.9% (Continued)
Everglades Re II 2026-1 Class C, 12.00% (3 Month U.S. Treasury Bill Rate + 8.25%), 05/22/2029 (Acquired 5/12/2026, Cost $1,453,000) (b)(c)(d)	$1,453,000	$1,460,774
Fish Pond Re 2024-1 Class A, 7.63% (Treasury Money Market Fund + 4.02%), 01/08/2027 (Acquired 12/22/2023, Cost $842,000) (b)(c)(d)	842,000	843,305
Gateway Re 2024-1 Class AA, 9.51% (Treasury Money Market Fund + 5.90%), 07/08/2027 (Acquired 3/11/2024, Cost $638,000) (b)(c)(d)	638,000	646,230
Gateway Re 2025-1 Class A, 14.11% (Treasury Money Market Fund + 10.50%), 07/07/2028 (Acquired 2/12/2025, Cost $254,000) (b)(c)(d)	254,000	264,820
Gateway Re 2025-1 Class AAA, 7.86% (Treasury Money Market Fund + 4.25%), 07/07/2028 (Acquired 2/12/2025, Cost $419,000) (b)(c)(d)	419,000	420,236
Gateway Re 2025-1 Class C2, 13.11% (Treasury Money Market Fund + 9.50%), 07/07/2027 (Acquired 2/12/2025, Cost $1,525,000) (b)(c)(d)	1,525,000	1,569,835
Gateway Re 2025-2 Class A, 10.61% (Treasury Money Market Fund + 7.00%), 07/07/2028 (Acquired 3/21/2025, Cost $583,000) (b)(c)(d)	583,000	599,091
Gateway Re 2026-1 Class AAA-1, 7.86% (Treasury Money Market Fund + 4.25%), 07/06/2029 (Acquired 2/3/2026, Cost $884,000) (b)(c)(d)	884,000	882,983
Gateway Re 2026-1 Class AAAA, 7.11% (Treasury Money Market Fund + 3.50%), 07/06/2029 (Acquired 2/3/2026, Cost $945,000) (b)(c)(d)	945,000	944,102
Genesee Street Re 2025-1 Class A, 6.99% (Treasury Money Market Fund + 3.38%), 04/07/2028 (Acquired 4/28/2025, Cost $766,000) (b)(c)(d)	766,000	765,119
GWS Re 2026-1 Class A, 9.94% (Treasury Money Market Fund + 6.38%), 06/07/2029 (Acquired 5/7/2026, Cost $1,049,000) (b)(c)(d)	1,049,000	1,044,961
Handshake Re 2025-1 Class A, 8.11% (Treasury Money Market Fund + 4.50%), 01/08/2030 (Acquired 12/22/2025, Cost $296,000) (b)(c)(d)	296,000	291,530
Hestia Re 2022-1 Class A, 3.66% (Treasury Money Market Fund + 0.10%), 04/22/2029 (Acquired 2/5/2024, Cost $8,829) (b)(c)(d)(h)	8,829	4,635
Hestia Re 2025-1 Class A, 10.78% (Treasury Money Market Fund + 7.22%), 03/13/2028 (Acquired 2/27/2025, Cost $1,148,000) (b)(c)(d)	1,148,000	1,172,797
Hestia Re 2025-1 Class B, 12.35% (Treasury Money Market Fund + 8.79%), 03/13/2028 (Acquired 2/27/2025, Cost $530,000) (b)(c)(d)	530,000	540,123
Hestia Re 2026-1 Class B, 13.00% (3 Month U.S. Treasury Bill Rate + 9.25%), 04/16/2029 (Acquired 4/2/2026, Cost $458,000) (b)(c)(d)	458,000	460,405
Hestia Re 2026-1 Class C, 33.02%, 04/16/2027 (Acquired 4/2/2026, Cost $260,271) (b)(c)(d)(f)(g)(h)	321,000	244,746
Hestia Re 2026-1 Class D, 9.50% (3 Month U.S. Treasury Bill Rate + 5.75%), 04/16/2029 (Acquired 4/2/2026, Cost $611,000) (b)(c)(d)	611,000	606,937
Integrity Re III 2025-1 Class A-2, 11.67% (Treasury Money Market Fund + 8.09%), 06/06/2028 (Acquired 2/21/2025, Cost $317,000) (b)(c)(d)	317,000	324,402
Integrity Re III 2025-1 Class B-2, 13.58% (Treasury Money Market Fund + 10.00%), 06/06/2028 (Acquired 2/21/2025, Cost $257,000) (b)(c)(d)	257,000	263,104
Integrity Re III 2025-1 Class C, 16.30% (Treasury Money Market Fund + 12.72%), 06/06/2028 (Acquired 2/21/2025, Cost $786,000) (b)(c)(d)	786,000	810,680
Integrity Re III 2025-1 Class D, 29.06% (Treasury Money Market Fund + 25.50%), 06/06/2027 (Acquired 2/21/2025, Cost $483,000) (b)(c)(d)	483,000	503,383
Longleaf Pine Re 2024-1 Class A, 20.78% (Treasury Money Market Fund + 17.93%), 05/25/2027 (Acquired 5/10/2024, Cost $1,190,000) (b)(c)(d)	1,190,000	1,232,721
Lower Ferry Re 2026-1 Class C, 7.57% (Treasury Money Market Fund + 4.00%), 07/09/2029 (Acquired 6/11/2026, Cost $414,000) (b)(c)(d)	414,000	413,669
Mayflower Re 2024-1 Class A, 8.76% (Treasury Money Market Fund + 5.18%), 07/08/2027 (Acquired 6/21/2024, Cost $650,000) (b)(c)(d)	650,000	662,643
Mayflower Re 2025-1 Class A, 7.08% (Treasury Money Market Fund + 3.50%), 07/07/2028 (Acquired 5/22/2025, Cost $1,159,000) (b)(c)(d)	1,159,000	1,176,037
Meritage Re 2026-1 Class A, 9.08% (Treasury Money Market Fund + 5.50%), 03/08/2029 (Acquired 12/22/2025, Cost $1,347,000) (b)(c)(d)	1,347,000	1,341,141
Merna Re II 2025-1 Class A, 11.36% (Treasury Money Market Fund + 7.75%), 07/07/2028 (Acquired 5/14/2025, Cost $545,000) (b)(c)(d)	545,000	555,410
Merna Re II 2025-2 Class A, 12.36% (Treasury Money Market Fund + 8.75%), 07/07/2028 (Acquired 5/14/2025, Cost $943,000) (b)(c)(d)	943,000	991,847

(Continued)
10

Consolidated Schedule of Investments	as of July 31, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	PAR	VALUE
Windstorm - 5.9% (Continued)
Nature Coast Re 2023-1 Class A, 13.58% (Treasury Money Market Fund + 10.00%), 12/07/2026 (Acquired 11/16/2023, Cost $1,341,000) (b)(c)(d)	$1,341,000	$1,317,600
Nature Coast Re 2023-1 Class B, 17.08% (Treasury Money Market Fund + 13.50%), 12/07/2026 (Acquired 11/16/2023, Cost $470,000) (b)(c)(d)	470,000	462,668
Nature Coast Re 2024-1 Class A, 18.87% (Treasury Money Market Fund + 15.29%), 06/07/2028 (Acquired 6/17/2024, Cost $469,000) (b)(c)(d)	469,000	506,074
Nature Coast Re 2025-1 Class A, 15.13% (Treasury Money Market Fund + 11.55%), 01/16/2029 (Acquired 12/27/2024, Cost $1,161,000) (b)(c)(d)	1,161,000	1,149,448
Nature Coast Re 2025-2 Class A, 13.33% (Treasury Money Market Fund + 9.75%), 04/10/2029 (Acquired 3/28/2025, Cost $382,000) (b)(c)(d)	382,000	394,511
Nature Coast Re 2026-1 Class A, 11.75% (3 Month U.S. Treasury Bill Rate + 8.00%), 02/26/2030 (Acquired 2/11/2026, Cost $1,830,000) (b)(c)(d)	1,830,000	1,839,150
Palm Re 2024-1 Class A, 13.38% (Treasury Money Market Fund + 9.82%), 06/07/2027 (Acquired 4/4/2024, Cost $928,000) (b)(c)(d)	928,000	955,562
Palm Re 2025-1 Class A, 11.31% (Treasury Money Market Fund + 7.75%), 06/07/2028 (Acquired 4/1/2025, Cost $824,000) (b)(c)(d)	824,000	863,964
Palm Re 2026-1 Class A, 8.61% (Treasury Money Market Fund + 5.00%), 06/07/2029 (Acquired 4/10/2026, Cost $1,105,000) (b)(c)(d)	1,105,000	1,133,454
Purple Re 2024-1 Class A, 12.49% (Treasury Money Market Fund + 8.88%), 06/07/2027 (Acquired 4/2/2024, Cost $2,373,000) (b)(c)(d)	2,373,000	2,444,427
Purple Re 2025-1 Class A, 10.86% (Treasury Money Market Fund + 7.25%), 06/07/2028 (Acquired 5/6/2025, Cost $650,000) (b)(c)(d)	650,000	673,140
Purple Re 2025-1 Class B, 11.36% (Treasury Money Market Fund + 7.75%), 06/07/2028 (Acquired 5/6/2025, Cost $709,000) (b)(c)(d)	709,000	724,633
Purple Re 2026-1 Class A, 10.11% (Treasury Money Market Fund + 6.50%), 06/07/2029 (Acquired 2/19/2026, Cost $3,059,000) (b)(c)(d)	3,059,000	3,042,175
Recoletos Re DAC 2024-1 Class A, 9.33% (3 Month U.S. Treasury Bill Rate + 5.58%), 01/07/2028 (Acquired 12/9/2024, Cost $501,000) (b)(c)(d)	501,000	501,175
Recoletos Re DAC 2026-1 Class A, 5.25% (3 Month U.S. Treasury Bill Rate + 1.50%), 07/06/2029 (Acquired 5/1/2026, Cost $1,602,000) (b)(c)(d)	1,602,000	1,597,915
Sabine Re 2024-1 Class A, 12.08% (Treasury Money Market Fund + 8.52%), 04/07/2027 (Acquired 3/26/2024, Cost $488,000) (b)(c)(d)	488,000	492,514
Solis Re 2025-1 Class A, 7.11% (Treasury Money Market Fund + 3.50%), 07/07/2028 (Acquired 6/12/2025, Cost $497,000) (b)(c)(d)	497,000	500,703
Windrose Re 2026-1 Class A, 8.91% (Treasury Money Market Fund + 5.25%), 02/13/2029 (Acquired 1/29/2026, Cost $743,000) (b)(c)(d)	743,000	739,099
Winston Re 2024-1 Class A, 13.77% (Treasury Money Market Fund + 10.21%), 02/26/2027 (Acquired 2/14/2024, Cost $927,000) (b)(c)(d)	927,000	945,123
Winston Re 2024-1 Class B, 15.25% (Treasury Money Market Fund + 11.69%), 02/26/2027 (Acquired 2/14/2024, Cost $387,000) (b)(c)(d)	387,000	392,050
Winston Re 2025-1 Class A, 10.69% (Treasury Money Market Fund + 7.13%), 02/21/2028 (Acquired 2/6/2025, Cost $675,000) (b)(c)(d)	675,000	698,996
Winston Re 2026-1 Class A, 8.36% (Treasury Money Market Fund + 4.75%), 05/04/2029 (Acquired 4/21/2026, Cost $863,000) (b)(c)(d)	863,000	861,058
Winston Re 2026-1 Class B, 8.86% (Treasury Money Market Fund + 5.25%), 05/04/2029 (Acquired 4/21/2026, Cost $801,000) (b)(c)(d)	801,000	801,000
		93,043,610
		238,914,490
TOTAL EVENT LINKED BONDS (Cost $279,481,947)		282,776,442
QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES - 69.4% (a)
Participation Notes - 1.7%
Global - 1.7% Multiperil - 1.7%
Eden Re II 2023-1 Class B, (Acquired 12/22/2022, Cost $5,282) (b)(c)(d)(h)(j)(k)	5,282	75,477
Excelsa Re Ltd., (Acquired 5/7/2025 - 5/8/2026, Cost $19,482,759) (c)(d)(h)(j)(k)	25,356,525	27,598,363

(Continued)
11

Consolidated Schedule of Investments	as of July 31, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	PAR	VALUE
Multiperil - 1.7% (Continued)
Sussex Re 2021-A, (Acquired 12/29/2020, Cost $344,570) (c)(d)(h)(j)	$344,570	$0
Sussex Re 2022-A, (Acquired 1/5/2022, Cost $1,820,000) (c)(d)(h)(j)	1,820,000	197
TOTAL PARTICIPATION NOTES (Cost $21,652,611)		27,674,037
	SHARES
Preference Shares - 67.7% (a)
Global - 63.6%
Marine/Energy - 0.0% (e)
Kauai (Artex Segregated Account Company), (Acquired 1/7/2016, Cost $19,797,373) (c)(d)(h)(j)	51,394	0
Multiperil - 63.6%
Arenal (Artex Segregated Account Company), (Acquired 5/7/2015 - 12/22/2017, Cost $30,738,112) (c)(d)(h)(j)	165,450	59,569,924
Bowery (Artex Segregated Account Company), (Acquired 9/29/2017, Cost $29,078,495) (c)(d)(h)(j)	200,075	54,300,314
Cypress (Horseshoe Re), (Acquired 5/31/2017 - 9/29/2017, Cost $3,795,392) (c)(d)(h)(j)(k)	125,090,500	1,033,498
Emerald Lake (Artex Segregated Account Company), (Acquired 12/16/2015 - 12/17/2018, Cost $28,051,854) (c)(d)(h)(j)(k)	504,899	0
Florblanca (Artex Segregated Account Company), (Acquired 12/29/2016 - 12/21/2017, Cost $11,047,610) (c)(d)(h)(j)	77,550	21,094,992
Harambee Re 2019, (Acquired 12/21/2018, Cost $0) (c)(d)(h)(j)(k)	2,199	0
Hatteras (Artex Segregated Account Company), (Acquired 12/30/2014 - 4/11/2019, Cost $48,163,336) (c)(d)(h)(j)	58,673	53,697,742
Hudson Charles (Mt. Logan Re), (Acquired 1/2/2014 - 1/20/2026, Cost $30,133,389) (c)(d)(h)(j)	30,133	34,220,603
Hudson Charles 2 (Mt. Logan Re), (Acquired 3/31/2017 - 4/20/2026, Cost $71,312,951) (c)(d)(h)(j)	71,313	76,647,859
Iseo (Artex Segregated Account Company), (Acquired 9/8/2017, Cost $0) (c)(d)(h)(j)(k)	183,543	0
Latigo (Artex Segregated Account Company), (Acquired 1/6/2014 - 11/1/2018, Cost $16,290,758) (c)(d)(h)(j)	473	30,779,647
Longleaf (Artex Segregated Account Company), (Acquired 7/30/2026, Cost $20,000,000) (c)(d)(h)(j)(k)	7,737	20,014,998
Madison (Artex Segregated Account Company), (Acquired 12/12/2016 - 2/3/2020, Cost $30,995,208) (c)(d)(h)(j)	97,141	27,765,829
Magnolia (Artex Segregated Account Company), (Acquired 6/20/2024, Cost $24,436,480) (c)(d)(h)(j)	24,436	56,195,464
Mohonk (Artex Segregated Account Company), (Acquired 12/24/2013 - 4/11/2019, Cost $49,717,014) (c)(d)(h)(j)	103	57,946,259
Mulholland (Artex Segregated Account Company), (Acquired 12/26/2013 - 12/31/2015, Cost $319,619) (c)(d)(h)(j)	114	167,127
Pelham (Horseshoe Re), (Acquired 1/2/2018 - 4/25/2018, Cost $17,422,656) (c)(d)(h)(j)	264,553	6,287,900
Peregrine LCA, (Acquired 12/28/2018 - 6/7/2019, Cost $12,768,157) (c)(d)(h)(j)	2,252,060	43,482,754
Peregrine LCA2, (Acquired 1/9/2024, Cost $29,902,397) (c)(d)(h)(j)	2,990,240	46,591,985
Rondout (Artex Segregated Account Company), (Acquired 7/15/2019 - 6/25/2026, Cost $27,101,377) (c)(d)(h)(j)(k)	56,217	73,524,430
Sicily (Nascent Segregated Account Company), (Acquired 7/10/2026, Cost $70,067,375) (c)(d)(h)(j)(k)	70,000	70,994,793
St. Kevins (Artex Segregated Account Company), (Acquired 12/29/2016 - 6/27/2018, Cost $22,045,179) (c)(d)(h)(j)	42,944	3,932,070
Thopas Re Ltd. 2024-2 (S), (Acquired 6/26/2024 - 6/30/2026, Cost $54,041,694) (c)(d)(h)(j)	540,417	71,825,424
Viribus Re 2018, (Acquired 12/22/2017, Cost $0) (c)(d)(h)(j)(k)	265,173	0
Viribus Re 2019, (Acquired 12/26/2018 - 10/23/2020, Cost $507,130) (c)(d)(h)(j)	526,336	0
Yoho (Artex Segregated Account Company), (Acquired 5/17/2016 - 6/5/2020, Cost $46,258,424) (c)(d)(h)(j)	357,363	1,350,466
Yorkville (Artex Segregated Account Company), (Acquired 5/31/2019 - 6/3/2020, Cost $53,961,719) (c)(d)(h)(j)	143,394	194,435,455
		1,005,859,533
		1,005,859,533

(Continued)
12

Consolidated Schedule of Investments	as of July 31, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

	SHARES	VALUE
United States - 4.1%
Multiperil - 4.1%
Greenshoots Re 2025-B, (Acquired 3/28/2025, Cost $10,000,000) (c)(d)(h)(j)	10,000	$13,193,921
Seawall Re II Ltd 2026, (Acquired 3/2/2026, Cost $25,000,000) (c)(d)(h)(j)(k)	1,250	29,557,286
Seawall Re Ltd 2025-B, (Acquired 7/18/2025, Cost $0) (c)(d)(h)(j)	6,866	5,903,840
SR0005 (Horseshoe Re), (Acquired 4/15/2016, Cost $6,360,627) (c)(d)(h)(j)(k)	6,966,774	0
Trouvaille Re Ltd., (Acquired 3/25/2024 - 3/26/2025, Cost $9,316,032) (c)(d)(h)(j)	135	15,487,943
		64,142,990
Windstorm - 0.0% (e)
Riverdale (Horseshoe Re), (Acquired 6/10/2020, Cost $10,881,807) (c)(d)(h)(j)	251,610	0
SR0006 (Horseshoe Re), (Acquired 8/9/2016, Cost $2,086,571) (c)(d)(h)(j)(k)	39,381,541	70,887
		70,887
		64,213,877
Total Preference Shares (Cost $811,598,736)		1,070,073,410
TOTAL QUOTA SHARES AND OTHER REINSURANCE-RELATED SECURITIES (Cost $833,251,347)		1,097,747,447

LIMITED LIABILITY PARTNERSHIPS - 1.1%
Global - 1.1%
Multiperil - 1.1%
Point Dume LLP (d)(h)(j)(l)	1	17,842,714
TOTAL LIMITED LIABILITY PARTNERSHIPS (Cost $10,027,410)		17,842,714
	PAR
SHORT-TERM INVESTMENTS - 11.9%
U.S. TREASURY BILLS - 6.1%
3.75%, 10/29/2026 (n)	$33,000,000	32,707,203
3.78%, 11/27/2026 (n)	33,000,000	32,601,575
3.83%, 12/31/2026 (n)	33,000,000	32,475,181
TOTAL U.S. TREASURY BILLS (Cost $97,769,956)		97,783,959
	SHARES
Money Market Funds - 5.7%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 3.58% (m)	46,738,702	46,738,702
Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 3.55% (m)	43,789,958	43,789,958
TOTAL MONEY MARKET FUNDS (Cost $90,528,660)		90,528,660
TOTAL SHORT-TERM INVESTMENTS (Cost $188,298,616)		188,312,619
TOTAL INVESTMENTS - 100.3% (Cost $1,311,059,320)		1,586,679,222
Liabilities in Excess of Other Assets - (0.3)%		(5,242,868)
TOTAL NET ASSETS - 100.0%		$1,581,436,354

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
CORRA - Canada Overnight Repo Rate Average
EURIBOR - Euro Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
(Continued)
13

Consolidated Schedule of Investments	as of July 31, 2026 (Unaudited)

Stone Ridge Reinsurance Risk Premium Interval Fund

CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
NZD - New Zealand Dollar
(a)	Country shown is geographic area of peril risk.
(b)
Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2026 was $282,851,919 which represented 17.9% of the Fund’s net assets.

(c)	Security is restricted as to resale.
(d)
Foreign issued security. Total foreign securities by country of domicile are $1,398,366,603. Foreign concentrations as a percentage of net assets are as follows: Bermuda: 85.1%, Great Britain: 1.5%, Cayman Islands: 0.9%, Supranational: 0.3%, Ireland: 0.3%, Singapore: 0.3% and Tajikistan: 0.0%.

(e)	Rounds to zero.
(f)	The rate shown is the annualized yield as of July 31, 2026.
(g)	Zero coupon bonds make no periodic interest payments.
(h)	Value determined using significant unobservable inputs.
(i)	Step coupon bond. The rate disclosed is as of July 31, 2026.
(j)
Security is fair valued by the Adviser Valuation Committee using an insurance industry model pursuant to procedures approved by the Board of Trustees. As of July 31, 2026, the fair value of these securities total $1,115,590,161 or 70.5% of the Fund’s net assets.

(k)	Non-income producing security.
(l)	The partnership, a subsidiary of Point Dume Holdings Ltd, is a member of the Lloyd’s of London marketplace through which it may generate profits from participations in the insurance or reinsurance activities of certain underwriters. Members are required to post collateral for potential losses, which is in the form of a trust deed.
(m)	The rate shown represents the 7-day annualized yield as of July 31, 2026.
(n)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
14

Notes to Consolidated Financial Statements	July 31, 2026 (Unaudited)
1. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Stone Ridge Reinsurance Risk Premium Interval Fund (the “Fund”) in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America. The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board Accounting Standards Topic 946, Financial Services — Investment Companies.
a. Investment Valuation and Fair Value Measurement
The Board of Trustees (the “Board”) has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated Stone Ridge Asset Management LLC (the “Adviser”) to serve as “valuation designee” in accordance with Rule 2a-5 of the 1940 Act and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair valuation determinations relating to all investments held by the Fund (as needed), and periodically assessing and managing any material valuation risks and establishing and applying fair value methodologies subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair valuation determinations.
Listed below is a summary of certain of the methods generally used currently to value investments of the Fund under the Valuation Procedures:
With respect to pricing of insurance-linked securities for which at least one designated independent broker provides a price, that price (or, if multiple designated independent brokers provide a price, the average of such prices) will be used to value the security. The Fund typically utilizes an independent data delivery vendor to obtain the prices, average them and communicate the resulting value to the Administrator. If no designated independent broker provides a price for the security in question, the Adviser Valuation Committee will generally utilize prices provided by one or more other brokers that the Adviser has approved to value the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).
Other insurance-linked securities are valued using an insurance industry model pursuant to procedures approved by the Board of Trustees.
Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.
For investments in investment companies that are registered under the Investment Company Act of 1940 (the “1940 Act”), the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.
Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.
Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).
Generally, the Fund must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable
15

Notes to Consolidated Financial Statements	July 31, 2026 (Unaudited)
by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Fund determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate.
Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
A substantial portion of the Fund’s investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of the Fund’s shares may change on days when an investor is not able to purchase shares or sell shares in connection with a periodic repurchase offer. The calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.
The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;
Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;
Level 3 Inputs: significant unobservable inputs for the asset or liability.
Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.
16

Notes to Consolidated Financial Statements	July 31, 2026 (Unaudited)
There were transfers between Level 2 and Level 3 during the reporting period. The transfers from Level 3 to Level 2 occurred because previously unobservable market data became available as of July 31, 2026. The following table summarizes the inputs used to value the Fund’s investments as of July 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Event-Linked Bonds
Canada	$ —	$1,149,472	$ —	$1,149,472
Europe	—	6,530,091	—	6,530,091
Global	—	22,099,935	—	22,099,935
Great Britain	—	2,485,451	—	2,485,451
Israel	—	687,000	—	687,000
Jamaica	—	863,705	—	863,705
Japan	—	3,815,939	—	3,815,939
Mexico	—	4,637,096	—	4,637,096
New Zealand	—	1,300,439	—	1,300,439
Tajikistan	—	292,824	—	292,824
United States	—	238,627,468	287,022	238,914,490
Total Event-Linked Bonds	—	282,489,420	287,022	282,776,442
Quota Shares and Other Reinsurance-Related Securities
Participation Notes(1)(2)	—	—	27,674,037	27,674,037
Preference Shares
Global(1)(2)	—	—	1,005,859,533	1,005,859,533
United States(1)(2)	—	—	64,213,877	64,213,877
Total Preference Shares	—	—	1,070,073,410	1,070,073,410
Total Quota Shares and Other Reinsurance-Related Securities	—	—	1,097,747,447	1,097,747,447
Limited Liability Partnership(2)	—	—	17,842,714	17,842,714
Money Market Funds	90,528,660	—	—	90,528,660
U.S. Treasury Bills	—	97,783,959	—	97,783,959
Total Assets	$ 90,528,660	$ 380,273,379	$ 1,115,877,183	$ 1,586,679,222

(1)	Includes Level 3 investments with a value of zero.
(2)	For further security characteristics, see the Fund’s Consolidated Schedule of Investments.
Below is a reconciliation that details the activity of securities in Level 3 during the period ended July 31, 2026:

	Event- Linked Bonds	Participation Notes	Preference Shares	Limited Liability Partnership
Beginning Balance - November 1, 2025	$2,570,438	$ 20,519,918	$938,600,222	$ 19,345,356
Acquisitions	260,271	2,434,525	180,828,101	5,434
Dispositions	(1,933,714)	—	—	—
Realized gains (losses)	(2,587,957)	(19,608)	166,423	—
Return of capital	—	—	(101,078,760)	—
Change in unrealized appreciation (depreciation)	3,228,122	4,739,202	51,557,424	(1,508,076)
Transfers out of Level 3	(1,250,138)	—	—	—
Ending Balance - July 31, 2026	$287,022	$ 27,674,037	$ 1,070,073,410	$ 17,842,714

As of July 31, 2026, the change in unrealized appreciation (depreciation) on positions still held in the Fund was $(10,787) for Event-Linked Bonds, $4,759,245 for Participation Notes, $57,924,662 for Preference Shares, and $(1,508,076) for Limited Liability Partnerships.
17

Notes to Consolidated Financial Statements	July 31, 2026 (Unaudited)
Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and insurance and estimated reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes, preference shares, and private fund units are monitored daily for significant events that could affect the value of the instruments.
The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of July 31, 2026.

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 7/31/26	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE(1)
Participation Notes	Financial Services	$27,674,037	Insurance industry model	Estimated losses:	$0.1MM-$3.4MM	$3.3MM
				Estimated premiums earned:	$0.4MM-$11.1MM	$11.0MM
Preference Shares	Financial Services	$ 1,070,073,410	Insurance industry model	Estimated losses:	$0.0MM-$87.3MM	$11.1MM
				Estimated premiums earned:	$0.0MM-$90.4MM	$31.6MM
Limited Liability Partnership	Financial Services	$17,842,714	Insurance industry model	Estimated losses:	$0.0MM-$23.2MM	$15.8MM
				Estimated premiums earned:	$0.0MM-$41.0MM	$35.8MM

(1)	Weighted by relative fair value
The Level 3 securities listed above were fair valued by the Adviser Valuation Committee using an insurance industry model pursuant to procedures approved by the Board. Other Level 3 securities not listed above were fair valued by the Adviser Valuation Committee using indicative bids pursuant to procedures approved by the Board and have a value equal to $287,022 for Event-Linked Bonds.
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